Commitments - Capital commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investment properties
Contractual obligations and unfunded commitments
Amount committed	£ 615	£ 176
Jackson (US insurance operations) | Investments in limited partnerships
Contractual obligations and unfunded commitments
Amount committed	664	414
Jackson (US insurance operations) | Commercial mortgage loans and other fixed maturities
Contractual obligations and unfunded commitments
Amount committed	345	214
UK and Europe insurance operations | Private equity and infrastructure funds
Contractual obligations and unfunded commitments
Amount committed	3,997	3,225
UK and Europe insurance operations | Bridging loans
Contractual obligations and unfunded commitments
Amount committed	£ 155	£ 162